JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.3%
Automobiles & Parts — 0.7%
Ford Motor Co.	135,324	2,747,077
Gentex Corp.	64,967	2,039,964

		4,787,041

Banks — 2.1%
Bank of America Corp.	43,312	1,998,416
Bank of Hawaii Corp.	3,969	341,612
Citizens Financial Group, Inc.	10,351	532,766
Discover Financial Services	9,694	1,122,080
Fifth Third Bancorp	47,569	2,123,004
Huntington Bancshares, Inc.	123,096	1,853,826
KeyCorp	22,365	560,467
People’s United Financial, Inc.	33,471	648,668
Popular, Inc. (Puerto Rico)	14,706	1,311,334
Regions Financial Corp.	25,565	586,461
Truist Financial Corp.	32,536	2,043,912
US Bancorp	15,395	895,835

		14,018,381

Beverages — 2.5%
Brown-Forman Corp., Class B	27,408	1,848,121
Coca-Cola Co. (The)	49,144	2,998,275
Constellation Brands, Inc., Class A	9,438	2,243,885
Keurig Dr Pepper, Inc.	75,546	2,866,971
Molson Coors Beverage Co., Class B	42,739	2,036,941
Monster Beverage Corp.*	23,443	2,032,977
PepsiCo, Inc.	16,224	2,815,188

		16,842,358

Chemicals — 4.8%
Albemarle Corp.	10,390	2,293,489
Ashland Global Holdings, Inc.	19,119	1,836,189
Celanese Corp.	15,405	2,398,712
CF Industries Holdings, Inc.	44,456	3,061,685
Chemours Co. (The)	63,131	2,065,015
Dow, Inc.	39,392	2,352,884
Eastman Chemical Co.	19,805	2,355,409
Element Solutions, Inc.	78,231	1,755,504
Huntsman Corp.	82,653	2,961,457
LyondellBasell Industries NV, Class A	22,969	2,221,791
Mosaic Co. (The)	61,511	2,457,364
NewMarket Corp.	2,629	888,786
Olin Corp.	50,563	2,562,027
Westlake Chemical Corp.	27,700	2,732,605

		31,942,917

Construction & Materials — 1.6%
AO Smith Corp.	31,184	2,383,081
Carrier Global Corp.	10,436	497,589
Eagle Materials, Inc.	4,984	726,916
Fortune Brands Home & Security, Inc.	12,313	1,159,515
Masco Corp.	30,127	1,907,943
Quanta Services, Inc.	23,167	2,379,714
Trane Technologies plc	10,664	1,845,939

		10,900,697

Consumer Services — 0.4%
eBay, Inc.	34,997	2,102,270
H&R Block, Inc.	15,209	347,678

		2,449,948

Electricity — 8.0%
AES Corp. (The)	94,338	2,092,417
Alliant Energy Corp.	33,597	2,011,116
American Electric Power Co., Inc.	23,868	2,157,667
Avangrid, Inc.	37,655	1,759,242
Brookfield Renewable Corp.	1,641	56,155
CMS Energy Corp.	32,228	2,074,839
Consolidated Edison, Inc.	26,083	2,254,875
Dominion Energy, Inc.	29,484	2,378,179
DTE Energy Co.	17,715	2,133,417
Entergy Corp.	16,830	1,881,089
Evergy, Inc.	40,131	2,606,910
Eversource Energy	8,000	715,920
Exelon Corp.	49,668	2,878,261
FirstEnergy Corp.	67,046	2,813,250
Hawaiian Electric Industries, Inc.	32,222	1,369,435
IDACORP, Inc.	19,402	2,138,488
NextEra Energy, Inc.	30,170	2,356,880
NRG Energy, Inc.	71,924	2,871,925
OGE Energy Corp.	56,060	2,125,795
Pinnacle West Capital Corp.	26,490	1,843,969
PPL Corp.	90,860	2,696,725
Public Service Enterprise Group, Inc.	38,373	2,552,956
Southern Co. (The)	41,446	2,880,083
Vistra Corp.	112,737	2,458,794
Xcel Energy, Inc.	20,625	1,436,738

		52,545,125

Electronic & Electrical Equipment — 1.0%
AMETEK, Inc.	10,118	1,383,839
Emerson Electric Co.	9,262	851,641
Hubbell, Inc.	5,826	1,091,152
IDEX Corp.	4,808	1,035,835
Rockwell Automation, Inc.	6,669	1,928,808

		6,291,275

Finance & Credit Services — 0.6%
Ally Financial, Inc.	46,627	2,225,040
FactSet Research Systems, Inc.	1,491	629,038
Moody’s Corp.	1,151	394,793
OneMain Holdings, Inc.	13,691	707,277

		3,956,148

Food Producers — 6.8%
Archer-Daniels-Midland Co.	41,645	3,123,375
Bunge Ltd.	30,377	3,003,070
Campbell Soup Co.	47,563	2,098,480
Conagra Brands, Inc.	62,395	2,168,850
Corteva, Inc.	56,561	2,719,453
Darling Ingredients, Inc.*	30,232	1,927,895
Flowers Foods, Inc.	72,492	2,039,200
General Mills, Inc.	36,155	2,483,125
Hain Celestial Group, Inc. (The)*	41,871	1,529,548
Herbalife Nutrition Ltd.*	28,800	1,224,288
Hershey Co. (The)	14,499	2,857,318
Hormel Foods Corp.	42,296	2,007,791
Ingredion, Inc.	20,771	1,967,014
JM Smucker Co. (The)	20,224	2,843,090
Kellogg Co.	31,490	1,983,870
Kraft Heinz Co. (The)	77,410	2,771,278

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
McCormick & Co., Inc. (Non-Voting)	6,595	661,544
Mondelez International, Inc., Class A	38,709	2,594,664
Pilgrim’s Pride Corp.*	18,215	509,473
Post Holdings, Inc.*	14,572	1,542,009
Tyson Foods, Inc., Class A	31,619	2,873,851

		44,929,186

Gas, Water & Multi-utilities — 3.4%
Ameren Corp.	27,486	2,439,108
American Water Works Co., Inc.	14,338	2,305,551
CenterPoint Energy, Inc.	85,828	2,434,082
Duke Energy Corp.	26,072	2,739,124
Essential Utilities, Inc.	28,577	1,392,843
National Fuel Gas Co.	37,232	2,261,099
NiSource, Inc.	77,922	2,273,764
Sempra Energy	15,171	2,096,025
UGI Corp.	46,644	2,115,305
WEC Energy Group, Inc.	22,736	2,206,302

		22,263,203

General Industrials — 2.7%
Carlisle Cos., Inc.	2,716	606,863
Eaton Corp. plc	15,502	2,455,982
Honeywell International, Inc.	5,937	1,213,998
Illinois Tool Works, Inc.	9,201	2,152,298
ITT, Inc.	21,977	2,020,126
Packaging Corp. of America	9,964	1,500,877
Parker-Hannifin Corp.	4,125	1,278,791
PPG Industries, Inc.	13,880	2,168,056
RPM International, Inc.	24,306	2,153,755
Sherwin-Williams Co. (The)	7,348	2,105,276
Sonoco Products Co.	1,574	89,151

		17,745,173

Health Care Providers — 2.6%
Anthem, Inc.	6,731	2,968,304
Chemed Corp.	2,020	947,198
Cigna Corp.	9,806	2,259,891
DaVita, Inc.*	16,619	1,801,001
HCA Healthcare, Inc.	10,481	2,515,964
Humana, Inc.	899	352,857
IQVIA Holdings, Inc.*	4,644	1,137,315
Molina Healthcare, Inc.*	2,870	833,678
UnitedHealth Group, Inc.	6,138	2,900,635
Universal Health Services, Inc., Class B	13,466	1,751,388

		17,468,231

Household Goods & Home Construction — 1.0%
Leggett & Platt, Inc.(a)	20,327	810,031
Lennar Corp., Class A	23,169	2,226,773
NVR, Inc.*	197	1,049,462
PulteGroup, Inc.	1,463	77,086
Toll Brothers, Inc.	6,218	366,675
Whirlpool Corp.	10,554	2,218,345

		6,748,372

Industrial Engineering — 0.6%
Caterpillar, Inc.	5,981	1,205,530
Cummins, Inc.	9,128	2,016,193
Otis Worldwide Corp.	5,093	435,095

		3,656,818

Industrial Materials — 0.7%
Avery Dennison Corp.	11,707	2,404,852
International Paper Co.	43,184	2,083,628
Sylvamo Corp.*	3,940	117,373

		4,605,853

Industrial Metals & Mining — 2.7%
Alcoa Corp.	8,229	466,667
Fastenal Co.	43,479	2,464,390
Freeport-McMoRan, Inc.	71,931	2,677,272
Nucor Corp.	23,566	2,389,592
Reliance Steel & Aluminum Co.	14,949	2,285,403
Southern Copper Corp. (Peru)(a)	32,232	2,059,302
Steel Dynamics, Inc.	43,861	2,435,163
Timken Co. (The)	13,164	879,355
United States Steel Corp.(a)	104,194	2,158,900

		17,816,044

Industrial Support Services — 2.4%
Accenture plc, Class A	7,469	2,640,889
Booz Allen Hamilton Holding Corp.	16,745	1,284,844
Capital One Financial Corp.	15,885	2,330,806
MSC Industrial Direct Co., Inc., Class A	10,152	828,809
Robert Half International, Inc.	24,004	2,718,693
Synchrony Financial	53,125	2,262,594
Western Union Co. (The)	74,001	1,399,359
WW Grainger, Inc.	4,867	2,409,700

		15,875,694

Industrial Transportation — 0.9%
CSX Corp.	30,324	1,037,687
Norfolk Southern Corp.	5,569	1,514,712
PACCAR, Inc.	2,548	236,939
Ryder System, Inc.	7,319	535,678
Schneider National, Inc., Class B	10,054	257,382
Union Pacific Corp.	8,792	2,150,084

		5,732,482

Investment Banking & Brokerage Services — 1.9%
Ameriprise Financial, Inc.	3,551	1,080,605
BlackRock, Inc.	1,598	1,315,058
Broadridge Financial Solutions, Inc.	4,867	774,924
Jefferies Financial Group, Inc.(a)	27,005	989,463
Morgan Stanley	25,191	2,583,085
Nasdaq, Inc.	4,426	793,184
Raymond James Financial, Inc.	7,606	805,247
State Street Corp.	26,880	2,540,160
Virtu Financial, Inc., Class A	63,253	1,956,415

		12,838,141

Leisure Goods — 1.0%
Activision Blizzard, Inc.	19,230	1,519,362
Electronic Arts, Inc.	7,741	1,026,921
Garmin Ltd.	15,176	1,888,198
Harley-Davidson, Inc.	5,720	197,740
Pool Corp.	1,870	890,588
Take-Two Interactive Software, Inc.*	8,181	1,336,285

		6,859,094

Life Insurance — 0.6%
Aflac, Inc.	25,892	1,626,535
Globe Life, Inc.	5,891	602,649
MetLife, Inc.	9,215	617,958
Principal Financial Group, Inc.	9,261	676,609
Prudential Financial, Inc.	4,994	557,181

		4,080,932

Media — 0.4%
Interpublic Group of Cos., Inc. (The)	56,854	2,020,591
Nexstar Media Group, Inc., Class A	1,933	319,680

		2,340,271

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Medical Equipment & Services — 4.7%
Abbott Laboratories	20,724	2,641,481
Becton Dickinson and Co.	6,291	1,598,795
Bio-Rad Laboratories, Inc., Class A*	3,200	1,919,136
Bio-Techne Corp.	5,498	2,069,502
Danaher Corp.	8,511	2,432,359
IDEXX Laboratories, Inc.*	4,115	2,087,540
Laboratory Corp. of America Holdings*	8,612	2,336,952
Medtronic plc	20,539	2,125,581
PerkinElmer, Inc.	13,372	2,302,257
Quest Diagnostics, Inc.	15,469	2,088,624
Quidel Corp.*	9,802	1,013,135
STERIS plc	8,693	1,950,709
Stryker Corp.	5,841	1,448,860
Thermo Fisher Scientific, Inc.	4,211	2,447,854
West Pharmaceutical Services, Inc.	6,007	2,362,073

		30,824,858

Mortgage Real Estate Investment Trusts — 0.3%
Starwood Property Trust, Inc.	72,772	1,801,107

Non-life Insurance — 2.4%
Allstate Corp. (The)	7,614	918,781
Aon plc, Class A	7,726	2,135,775
Assurant, Inc.	7,020	1,070,620
Chubb Ltd.	6,807	1,342,885
Fidelity National Financial, Inc.	36,345	1,829,971
Hanover Insurance Group, Inc. (The)	3,847	530,732
Hartford Financial Services Group, Inc. (The)	30,324	2,179,386
Marsh & McLennan Cos., Inc.	11,786	1,810,801
Old Republic International Corp.	16,925	433,788
Progressive Corp. (The)	24,567	2,669,450
WR Berkley Corp.	15,045	1,271,303

		16,193,492

Non-Renewable Energy — 5.1%
Antero Midstream Corp.	199,924	1,989,244
Baker Hughes Co.	82,357	2,259,876
Chevron Corp.	11,241	1,476,281
Continental Resources, Inc.(a)	28,419	1,476,083
Coterra Energy, Inc.	130,519	2,858,366
Devon Energy Corp.	63,199	3,195,973
DT Midstream, Inc.	8,737	451,703
EOG Resources, Inc.	29,663	3,306,831
Halliburton Co.	106,047	3,259,885
HollyFrontier Corp.	14,637	514,637
Marathon Oil Corp.	172,290	3,354,486
Pioneer Natural Resources Co.	12,997	2,844,913
Targa Resources Corp.	46,886	2,770,025
Texas Pacific Land Corp.	821	882,575
Williams Cos., Inc. (The)	96,985	2,903,731

		33,544,609

Personal Care, Drug & Grocery Stores — 4.6%
Albertsons Cos., Inc., Class A	64,421	1,813,451
AmerisourceBergen Corp.	17,241	2,348,224
Casey’s General Stores, Inc.	8,562	1,608,029
Church & Dwight Co., Inc.	21,686	2,226,068
Clorox Co. (The)	11,667	1,958,423
Colgate-Palmolive Co.	25,689	2,118,058
CVS Health Corp.	29,339	3,124,897
Kimberly-Clark Corp.	14,526	1,999,504
Kroger Co. (The)	59,961	2,613,700
McKesson Corp.	11,061	2,839,580
Procter & Gamble Co. (The)	18,282	2,933,347
Spectrum Brands Holdings, Inc.	19,545	1,746,932
Walgreens Boots Alliance, Inc.	56,525	2,812,684

		30,142,897

Personal Goods — 0.8%
Carter’s, Inc.	3,215	299,381
Estee Lauder Cos., Inc. (The), Class A	7,885	2,458,464
NIKE, Inc., Class B	15,668	2,319,961

		5,077,806

Pharmaceuticals, Biotechnology & Marijuana Producers — 3.7%
AbbVie, Inc.	21,465	2,938,344
Amgen, Inc.	9,787	2,223,019
Bristol-Myers Squibb Co.	34,037	2,208,661
Eli Lilly & Co.	10,937	2,683,830
Gilead Sciences, Inc.	28,451	1,954,015
Johnson & Johnson	16,454	2,834,860
Moderna, Inc.*	8,280	1,402,052
Pfizer, Inc.	49,659	2,616,533
United Therapeutics Corp.*	12,548	2,533,065
Vertex Pharmaceuticals, Inc.*	2,904	705,817
Zoetis, Inc.	11,802	2,357,921

		24,458,117

Precious Metals & Mining — 0.3%
Newmont Corp.	35,718	2,184,870
Royal Gold, Inc.	140	14,217

		2,199,087

Real Estate Investment & Services — 0.8%
CBRE Group, Inc., Class A*	22,836	2,314,200
Jones Lang LaSalle, Inc.*	10,856	2,722,576

		5,036,776

Real Estate Investment Trusts — 7.4%
Alexandria Real Estate Equities, Inc.	6,023	1,173,521
American Homes 4 Rent, Class A	21,288	832,999
American Tower Corp.	6,004	1,510,006
Brixmor Property Group, Inc.	34,454	873,753
Camden Property Trust	1,302	208,437
Crown Castle International Corp.	12,139	2,215,489
CubeSmart	22,673	1,150,428
Digital Realty Trust, Inc.	13,731	2,049,077
Duke Realty Corp.	25,653	1,482,230
Extra Space Storage, Inc.	12,952	2,566,957
First Industrial Realty Trust, Inc.	12,770	776,161
Gaming and Leisure Properties, Inc.	31,120	1,406,002
Healthpeak Properties, Inc.	56,829	2,010,042
Iron Mountain, Inc.	55,875	2,565,780
Kimco Realty Corp.	88,860	2,155,744
Lamar Advertising Co., Class A	16,993	1,882,145
Life Storage, Inc.	14,787	1,995,506
Medical Properties Trust, Inc.	92,644	2,108,577
Omega Healthcare Investors, Inc.	23,558	741,606
Prologis, Inc.	17,059	2,675,192
Public Storage	7,631	2,735,942
Simon Property Group, Inc.	17,637	2,596,166
Spirit Realty Capital, Inc.	21,876	1,038,235

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Ventas, Inc.	32,647	1,730,944
VICI Properties, Inc.(a)	74,761	2,139,660
Welltower, Inc.	26,174	2,267,454
Weyerhaeuser Co.	52,172	2,109,314
WP Carey, Inc.	22,260	1,727,376

		48,724,743

Renewable Energy — 0.3%
Enphase Energy, Inc.*	12,034	1,690,416
First Solar, Inc.*	2,028	158,955

		1,849,371

Retailers — 2.8%
Best Buy Co., Inc.	20,847	2,069,690
Dick’s Sporting Goods, Inc.	20,737	2,393,050
Foot Locker, Inc.	29,004	1,295,899
Kohl’s Corp.	36,573	2,183,774
Lowe’s Cos., Inc.	10,679	2,534,661
Penske Automotive Group, Inc.	3,866	392,901
Qurate Retail, Inc., Series A	97,111	682,690
Target Corp.	10,664	2,350,665
Tractor Supply Co.	11,458	2,501,396
Williams-Sonoma, Inc.	14,409	2,313,221

		18,717,947

Software & Computer Services — 3.6%
Alphabet, Inc., Class A*	1,008	2,727,719
Cadence Design Systems, Inc.*	14,723	2,239,957
Cognizant Technology Solutions Corp., Class A	19,172	1,637,672
Dolby Laboratories, Inc., Class A	5,693	500,130
Gartner, Inc.*	4,391	1,290,471
InterActiveCorp.*	7,795	1,064,329
International Business Machines Corp.	10,301	1,375,905
Intuit, Inc.	4,098	2,275,333
Kyndryl Holdings, Inc.*	2,009	33,912
Leidos Holdings, Inc.	392	35,064
Meta Platforms, Inc., Class A*	8,871	2,778,929
Microsoft Corp.	10,412	3,237,924
Nuance Communications, Inc.*	40,704	2,248,896
Oracle Corp.	27,743	2,251,622
Vimeo, Inc.*	11,625	170,306

		23,868,169

Technology Hardware & Equipment — 5.5%
Amphenol Corp., Class A	24,476	1,948,045
Analog Devices, Inc.	14,564	2,388,059
Apple, Inc.	20,884	3,650,106
Applied Materials, Inc.	18,313	2,530,490
Broadcom, Inc.	4,802	2,813,396
Cirrus Logic, Inc.*	586	52,412
HP, Inc.	55,872	2,052,179
Intel Corp.	36,001	1,757,569
KLA Corp.	6,613	2,574,242
Lam Research Corp.	3,990	2,353,781
NetApp, Inc.	22,361	1,934,450
NVIDIA Corp.	9,201	2,252,957
Skyworks Solutions, Inc.	12,867	1,885,273
TD SYNNEX Corp.	9,665	1,010,669
Teradyne, Inc.	17,524	2,057,843
Texas Instruments, Inc.	13,115	2,354,011
Xerox Holdings Corp.	18,105	382,197
Xilinx, Inc.	12,070	2,336,148

		36,333,827

Telecommunications Equipment — 2.8%
Arista Networks, Inc.*	21,766	2,705,732
Ciena Corp.*	40,089	2,658,302
Cisco Systems, Inc.	46,335	2,579,469
CommScope Holding Co., Inc.*	37,484	351,975
Juniper Networks, Inc.	84,115	2,928,884
Lumentum Holdings, Inc.*	30,594	3,104,679
Motorola Solutions, Inc.	10,660	2,472,480
Ubiquiti, Inc.	3,932	1,140,437
ViaSat, Inc.*	8,130	357,883

		18,299,841

Telecommunications Service Providers — 2.8%
Altice USA, Inc., Class A*	115,408	1,664,183
AT&T, Inc.	85,385	2,177,317
Cable One, Inc.	861	1,330,013
Charter Communications, Inc., Class A*	3,066	1,819,180
Comcast Corp., Class A	50,289	2,513,947
DISH Network Corp., Class A*	62,607	1,965,860
Lumen Technologies, Inc.	210,511	2,601,916
T-Mobile US, Inc.*	17,533	1,896,545
Verizon Communications, Inc.	48,703	2,592,461

		18,561,422

Tobacco — 0.9%
Altria Group, Inc.	59,292	3,016,777
Philip Morris International, Inc.	29,135	2,996,535

		6,013,312

Travel & Leisure — 0.1%
Travel + Leisure Co.	10,029	569,647

Waste & Disposal Services — 1.0%
Clean Harbors, Inc.*	15,761	1,458,680
Republic Services, Inc.	19,295	2,463,200
Stericycle, Inc.*	10,139	595,565
Waste Management, Inc.	16,081	2,419,226

		6,936,671

TOTAL COMMON STOCKS (Cost $512,619,791)		655,847,083

SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)(Cost $1,149,877)	1,149,877	1,149,877

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(b)(c)	5,202,779	5,201,217
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	1,274,643	1,274,643

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $6,475,981)		6,475,860

TOTAL SHORT-TERM INVESTMENTS (Cost $7,625,858)		7,625,737

Total Investments — 100.5% (Cost $520,245,649)		663,472,820
Liabilities in Excess of Other Assets — (0.5%)		(3,278,058)

Net Assets — 100.0%		660,194,762

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 is $6,437,548.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2022:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	6	03/2022	USD	1,350,825	(23,625)

Abbreviations

USD	United States Dollar

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$663,472,820	$—	$—	$663,472,820

Depreciation in Other Financial Instruments
Futures Contracts(a)	$(23,625)	$—	$—	$(23,625)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09% (a)(b)	$20,205,079	$32,000,000	$47,000,001	$(3,741)	$(120)	$5,201,217	5,202,779	$3,288	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	1,191,071	11,742,721	11,783,915	—	—	1,149,877	1,149,877	101	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	3,486,227	16,347,699	18,559,283	—	—	1,274,643	1,274,643	187	—

Total	$24,882,377	$60,090,420	$77,343,199	$(3,741)	$(120)	$7,625,737		$3,576	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.